Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Conservative Fund, Columbia
Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Conservative
Fund and Columbia Portfolio Builder Moderate Fund (the “Funds”)

Supplement dated November 16, 2011 to the prospectuses dated April 11, 2011

Columbia Portfolio Builder Aggressive Fund | Class Z Shares
Columbia Portfolio Builder Aggressive Fund
Principal Investment Strategies
The “Principal Investment Strategies” section in the summary section is hereby replaced with the following:
The Fund is a “fund of funds” that seeks to achieve its objective by investing in a (i) combination of underlying funds for which the investment manager, Columbia Management Investment Advisers, LLC or an affiliate acts as investment manager or principal underwriter and (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS) and derivatives, such as futures contracts (including fixed income and index futures). Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests primarily in underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities, and also invests a small amount in underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds, high yield loans and international bonds, each with varying interest rates, terms, duration and credit exposure. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class				Alternative
Investment
Fund	Equity	Fixed Income	Cash	Strategies

Aggressive Fund	75-85%	15-25%	0-5%	0-5%

Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).

The “Principal Risks” section in the summary section is hereby revised to include the following risks:

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.